Merlyn.AI Bull-Rider Bear-Fighter ETF
Schedule of Investments
June 30, 2020 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.8%
74,588	Invesco Dynamic Semiconductors ETF	$5,451,637
14,661	Invesco QQQ Trust Series 1	3,630,064
33,501	iShares Russell Top 200 Growth ETF	3,571,877
58,483	Schwab Intermediate-Term U.S. Treasury ETF	3,437,631
52,277	Schwab U.S. Large-Cap Growth ETF	5,308,206
63,508	SPDR S&P Semiconductor ETF	7,105,910
48,723	Vanguard Intermediate-Term Treasury ETF	3,438,382
21,923	Vanguard Mega Cap Growth ETF	3,584,630
	TOTAL INVESTMENT COMPANIES (Cost $34,590,028)	35,528,337

MONEY MARKET FUNDS - 0.2%
60,861	First American Government Obligations Fund - Class X, 0.09% (a)	60,861
	TOTAL MONEY MARKET FUNDS (Cost $60,861)	60,861

	TOTAL INVESTMENTS (Cost $34,650,889) - 100.0%	35,589,198
	Other Liabilities in Excess of Assets - 0.0% (b)	(10,499)
	TOTAL NET ASSETS - 100.0%	$35,578,699

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rounds to zero.

The accompanying notes are an integral part of these financial statements

Merlyn.AI Tactical Growth and Income ETF
Schedule of Investments
June 30, 2020 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.8%
1,070	Invesco QQQ Trust Series 1	$264,932
5,693	iShares 3-7 Year Treasury Bond ETF	760,983
2,443	iShares Russell Top 200 Growth ETF	260,473
17,251	Schwab Intermediate-Term U.S. Treasury ETF	1,014,014
22,914	SPDR Portfolio Intermediate Term Treasury ETF	761,203
5,760	SPDR Portfolio S&P 500 Growth ETF	258,739
5,283	VanEck Vectors Semiconductor ETF	807,242
14,374	Vanguard Intermediate-Term Treasury ETF	1,014,373
	TOTAL INVESTMENT COMPANIES (Cost $5,059,726)	5,141,959

MONEY MARKET FUNDS - 0.2%
12,846	First American Government Obligations Fund - Class X, 0.09% (a)	12,846
	TOTAL MONEY MARKET FUNDS (Cost $12,846)	12,846

	TOTAL INVESTMENTS (Cost $5,072,572) - 100.0%	5,154,805
	Other Liabilities in Excess of Assets - 0.0% (b)	(1,606)
	TOTAL NET ASSETS - 100.0%	$5,153,199

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rounds to zero.

The accompanying notes are an integral part of these financial statements

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (UNAUDITED)

NOTE 1 – ORGANIZATION

Each of Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income ETF (individually a “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), which is organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income ETF are considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The investment objective of each Fund is to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is defined below:

Fund	Index
Meryln.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI Bull Rider Bear-Fighter Index
Merlyn.AI Tactical Growth and Income ETF	Meryln.AI Tactical Growth and Income Index

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2020, the Funds did not hold “fair valued” securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2- Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (UNAUDITED)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of June 30, 2020:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Merlyn.AI Bull-Rider Bear-Fighter ETF
Assets*
Investment Companies	$35,528,337	$-	$-	$35,528,337
Money Market Funds	60,861	-	-	60,861
Total Investments in Securities	$35,589,198	$-	$-	$35,589,198

Merlyn.AI Tactical Growth and Income ETF
Assets*
Investment Companies	$5,141,959	$-	$-	$5,141,959
Money Market Funds	12,846	-	-	12,846
Total Investments in Securities	$5,154,805	$-	$-	$5,154,805

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended June 30, 2020, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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